Other financial assets	12 Months Ended
Dec. 31, 2025
Other financial assets
Other financial assets

9.Other financial assets

	2025	2024
Assets measured at fair value
Assets measured at fair value through profit or loss
Investment portfolio – local currency (1)	853	32
Investment portfolio – foreign currency	589	693
Investments in equity securities and trust funds (2)	552	331
Hedging instruments (3)	245	66
Assets measured at fair value through other comprehensive income
Equity investments and others (4)	1,041	1,036
Investment portfolio – local currency (5)	—	2,677
	3,280	4,835
Assets measured at amortized cost	16	405
	3,296	5,240

Current	1,838	851
Non–current	1,458	4,389
	3,296	5,240
(1)	It corresponds to National Government TES securities to meet liquidity needs at Ecopetrol S.A.
(2)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia. See note 9.1.
(3)	Includes mainly forward contracts for $127 to hedge exchange rate risk and put options for $92 to hedge cash flows in Ecopetrol S.A.
(4)

It corresponds mainly to 75,000 redeemable Series B non-voting preferred shares (the “Series B Preferred Shares”) of McDermott that were issued in favor of Refinería de Cartagena S.A.S. (see note 23). The variation between 2025 and 2024 corresponds to the effect of changes in fair value.

(5)

It corresponds to Colombian National Government TES bonds, whose business model of the Ecopetrol Group generates recognition of their valuation at fair value with changes in other comprehensive income. The variation corresponds to the sale of bonds, in accordance with the Group’s liquidity needs.

The fair value measurement is recognized against other comprehensive income (Note 24.5) or financial results (Note 28), in accordance with the business model established by the Ecopetrol Group.

The securities in the Ecopetrol Group’s portfolio are valued daily following the regulations defined by the Financial Superintendency of Colombia. For this purpose, information provided by authorized entities is used, which corresponds to collected data from active markets. In cases where market data is unavailable, other directly or indirectly observable data is used.

For investments denominated in US dollars, Bloomberg is the information provider, and for those denominated in Colombian pesos, Precia, an entity authorized by the Financial Superintendency of Colombia to provide this service, is the provider.

Within the investment rating process, in addition to the information used for valuation, other relevant aspects are considered, such as the issuer rating, investment classification, liquidity, active market, and the issuer risk analysis carried out by the Ecopetrol Group, which permit the appropriate hierarchy level classification of the investments.

9.1	Restrictions

As of December 31, 2025 and 2024, there were restricted funds for $39, which have a specific destination, mainly in: i) ISA, for $13, associated with administration and payment trusts established for the projects of the Mining and Energy Planning Unit (UPME), resources retained by judicial seizures and the resources to develop the Conexión Jaguar program and, ii) Interligação Elétrica Norte e Nordeste, for $12, related to a guarantee granted to Banco do Nordeste do Brasil (BNB) until the debt with the bank is paid.

9.2	Maturity

The following is the balance of other financial assets by date to maturity as of December 31, 2025, and 2024:

	2025	2024
Up to 1 year	1,832	852
1 – 2 years	315	1,001
2 – 5 years	—	1,178
> 5 years	112	1,173
Without maturity (1)	1,037	1,036
	3,296	5,240
(1)	It corresponds to participating securities without contractual maturity.
9.3	Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2025, and 2024:

	Level 1		Level 2 (1)		Level 3 (2)		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Investment portfolio	206	3,052	1,194	352	—	—	1,400	3,404
Investments in equity securities and trust funds	—	—	552	331	—	—	552	331
Hedging instruments	—	—	245	66	—	—	245	66
Equity investments	—	—	—	—	1,083	1,034	1,083	1,034
	206	3,052	1,991	749	1,083	1,034	3,280	4,835
(1)	The valuation techniques and inputs used in the fair value measurement of level 2 instruments are the following: for investment portfolio, the valuation techniques consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings. For investment in equity securities and trust funds the valuation techniques consist in a market approach based on net assets value (NAV). For hedging instruments, the valuation technique consists in income approach (discounted cash flows) using forward and yield curves.
(2)	Mainly corresponds to the McDermott Series B preferred shares held by Refinería de Cartagena S.A.S., resulting from an arbitration award with CB&I in 2024. These equity investments, recognized as part of other financial assets, were recorded as an equity instrument recognized at fair value at hierarchy level 3, are not publicly traded, and Refinería de Cartagena S.A.S. has a minority stake. All changes in the valuation of these shares will be recognized in other comprehensive income.

Ecopetrol Group is a holder of the Series B Preferred Shares, and the Group has the right to demand that all the Series B Preferred Shares be converted at any time after June 30, 2028, into common shares representing up to 19.9% of the Company’s equity interest.

The valuation technique applied to the shares of McDermott International Ltd. is an income approach, projecting discounted cash flows to present value, and considering factors such as risk premiums, available information from McDermott International Ltd., the absence of significant influence and control by the Refinería de Cartagena, and restructuring scenarios over time. The valuation process for this stock is reviewed quarterly to identify changes in the established variables.

Within the measurement performed, the most significant unobservable input data are the following:

o	Discount rates applied to future cash flows.
o	Assumptions of revenue and operating margin growth.
o	Estimates of restructuring costs and operational efficiency.
o	Demand projections in the markets where McDermott operates.
o	Adjustments for country risk and industry-specific risk.

After analyzing the information available for updating the valuation as of June 2025, a fair value update was performed. Sensitivity analyses of risk premiums were conducted for both the initial fair value calculation of the shares and its update in June 2025, resulting in a valuation range that incorporates minimum and maximum risk levels with incremental increases. Within this range, the medium risk range is considered, reflecting the fair value for accounting purposes.

As of December 2025, it is concluded that market data is insufficient to provide an updated financial valuation of McDermott’s 2025 results and projected cash flows.

The following is the movement of equity investments in level 3 for the years ended December 31, 2025, and 2024:

	2025	2024
Opening balance	1,034	—
Additions	—	1,034
Changes in fair value through other comprehensive income (OCI)	156	—
Currency translation through other comprehensive income (OCI)	(107)	—
Closing balance	1,083	1,034

Changes in inputs used in the valuation of McDermott shares do not give rise to new fair value measurements that can be materially different from the amount recorded in the financial statement as of December 31, 2025 and 2024.

There were no transfers between hierarchy levels for the years ended December 31, 2025, and 2024.

9.4	Credit rating

The following table reflects the credit quality of the issuers of other financial assets, according to Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings:

	2025	2024
A-1	764	—
AAA	597	14
BB	67	—
F1+	4	4
F1	1	173
BB+	—	3,061
A	—	—
AA+	—	253
P-1	—	136
B	—	101
F2	—	67
Not available rating (1)	1,863	1,431
	3,296	5,240

(1)	It corresponds mainly to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see note 23.4)

See credit risk policy in Note 30.7.